UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Management, Inc.
Address:   One Whitehall Street
           New York, NY  10004

Form 13F File Number:   28-6788

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Vice President
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             August 12, 2002

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $72,539


List of Other Included Managers:

      No.         Form 13F File Number            Name

      02          28-10027                        Rexford Offshore, L.L.C.

      03          28-2826                         Marcus Schloss & Co., Inc.

                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole   Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ----   ------ ----

AT&T Wireless Services Inc             Com        00209A106    2,899     495,500 Sh        Defined     02,03       495,500  0    0
Cablevision Systems Corp.             Cl A        12686C109      498      52,600 Sh        Defined     02,03        52,600  0    0
Chiles Offshore Inc.                   Com        16888M104    2,687     110,800 Sh        Defined     02,03       110,800  0    0
Conoco Inc                             Com        208251504      397      14,300 Sh        Defined     02,03        14,300  0    0
Digene Corp                            Com        253752109    2,352     200,000 Sh        Defined     02,03       200,000  0    0
Golden State Bancorp Inc.              Com        381197102    4,818     132,900 Sh        Defined     02,03       132,900  0    0
HNC Software Inc.                      Com        40425P107    4,389     262,800 Sh        Defined     02,03       262,800  0    0
Immunex Corp                           Com        452528102   23,752   1,063,200 Sh        Defined     02,03     1,063,200  0    0
Pennzoil-Quaker State Co               Com        709323109   11,148     517,800 Sh        Defined     02,03       517,800  0    0
Trigon Healthcare Inc.                 Com        89618L100   10,983     109,200 Sh        Defined     02,03       109,200  0    0
Unilab Corp.                           Com        904763208    5,412     197,600 Sh        Defined     02,03       197,600  0    0
Verizon Communications                 Com        92343V104    3,188      79,400 Sh        Defined     02,03        79,400  0    0
Worldcom Inc, Worldcom Group           Com        98157D106       16     320,200 Sh        Defined     02,03       320,200  0    0